Transactions with directors and key management	12 Months Ended
Dec. 31, 2023
Transactions with directors and key management
Transactions with directors and key management

32 Transactions with directors and key management

This note presents information relating to any transactions with directors and key management. Key management comprises directors of the company and Persons Discharging Managerial Responsibilities (PDMRs) of NatWest Group plc.

For the purposes of IAS 24 Related party disclosures, key management comprises directors of the company and PDMRs of NatWest Group plc. Key management have banking relationships with NatWest Group entities which are entered into in the normal course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with other persons of a similar standing or, where applicable, with other employees. These transactions did not involve more than the normal risk of repayment or present other unfavourable features.

Amounts in the table below are attributed to each person at their highest level of NatWest Group key management, and relate to those who were key management at any time during the financial period.

	At 31 December
	2023	2022
	£000	£000
Loans to customers - amortised cost	11,406	12,137
Customer deposits	55,254	47,866

At 31 December 2023, amounts outstanding in relation to transactions, arrangements and agreements entered into by authorised institutions in NatWest Group, as defined in UK legislation, were £8,397,763 in respect of loans to 9 persons who were directors of the company at any time during the financial period.